CONSOLIDATED STATEMENTS OF Comprehensive Earnings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF Comprehensive Earnings
Net earnings	$ 60,849	$ 52,004	$ 43,938
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	(102)	1,303	(2,496)
Pension and postretirement reclassification adjustment:
Unrealized gains (losses) for the period on postretirement and pension benefits	20,037	1,066	(3,593)
Less: reclassification adjustment for losses to net earnings	671	1,036	501
Unrealized gains (losses) on postretirement and pension benefits	20,708	2,102	(3,092)
Investments:
Unrealized gains (losses) for the period on investments	1,091	1,980	1,030
Less: reclassification adjustment for (gains) losses to net earnings	(2,430)
Unrealized gains (losses) on investments	(1,339)	1,980	1,030
Derivatives:
Unrealized gains (losses) for the period on derivatives	(2,107)	(339)	(397)
Less: reclassification adjustment for (gains) losses to net earnings	1,446	(243)	(7,531)
Unrealized gains (losses) on derivatives	(661)	(582)	(7,928)
Total other comprehensive income (loss), before tax	18,606	4,803	(12,486)
Income tax benefit (expense) related to items of other comprehensive income	(6,797)	(1,297)	3,746
Comprehensive earnings	$ 72,658	$ 55,510	$ 35,198